LEASES - Lessor - Lease Rental Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Direct financing leases	¥ 42,295	$ 6,132	¥ 175,708
Sales-type leases	772	112	122,656
Current assets	43,067	6,244	298,364
Non-current assets:
Direct financing leases	30,682	4,448	134,010
Sales-type leases	9,506	1,379	101,419
Non-current assets	40,188	5,827	235,429
Net investment in financing leases	¥ 83,255	$ 12,071	¥ 533,793